Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of provisions [text block] [Abstract]
Schedule of provisions
	2020	2019
	USD	USD
Provision for employees’ end of service benefits	40,514	13,941
Asset retirement obligation	873,334	-

	913,848	13,941